UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Money Market Series
DWS Money Market Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2012, the Fund owned approximately 70% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 6.6%
ANZ National International Ltd., 144A, 3.25%, 4/2/2012	49,000,000	49,003,655
Banco del Estado de Chile, 0.4%, 5/1/2012	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 0.25%, 4/3/2012	50,000,000	50,000,222
China Construction Bank Corp., 0.45%, 4/16/2012	75,000,000	75,000,000
General Electric Capital Corp., 6.0%, 6/15/2012	12,500,000	12,640,074
Industrial & Commercial Bank of China:
0.4%, 4/3/2012	100,000,000	100,000,000
0.4%, 4/9/2012	50,000,000	50,000,000
0.45%, 4/19/2012	37,940,000	37,940,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	150,000,000	150,000,000
Rabobank Nederland NV:
0.37%, 6/11/2012	30,000,000	29,999,998
0.41%, 6/22/2012	45,000,000	45,000,000
0.51%, 8/1/2012	70,000,000	70,004,702
0.52%, 9/21/2012	50,000,000	50,002,390
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	45,000,000	45,000,000
0.4%, 5/21/2012	126,000,000	126,000,000
0.5%, 6/6/2012	92,000,000	92,000,000
0.53%, 5/16/2012	100,000,000	100,000,000
0.54%, 5/11/2012	133,496,000	133,496,000
0.61%, 4/10/2012	115,000,000	115,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,381,087,041)		1,381,087,041
Commercial Paper 38.3%
Issued at Discount ** 35.5%
Antalis U.S. Funding Corp., 144A, 0.309%, 4/5/2012	175,000,000	174,993,972
ASB Finance Ltd.:
0.58%, 7/12/2012	60,000,000	59,901,400
0.585%, 4/27/2012	981,000	980,586
Atlantic Asset Securitization LLC, 144A, 0.25%, 4/2/2012	48,000,000	47,999,667
Barclays Bank PLC:
0.22%, 4/27/2012	8,000,000	7,998,729
0.23%, 4/5/2012	160,000,000	159,995,911
0.36%, 4/3/2012	61,500,000	61,498,770
BNZ International Funding Ltd.:
144A, 0.26%, 5/10/2012	50,000,000	49,985,917
144A, 0.57%, 4/10/2012	60,000,000	59,991,450
144A, 0.58%, 4/10/2012	50,000,000	49,992,750
144A, 0.58%, 7/12/2012	48,500,000	48,420,298
Coca-Cola Co.:
0.18%, 6/1/2012	29,888,000	29,878,884
0.2%, 4/10/2012	30,350,000	30,348,483
Collateralized Commercial Paper Co. LLC, 0.16%, 4/4/2012	2,000,000	1,999,973
DnB Bank ASA, 0.2%, 4/2/2012	54,800,000	54,799,696
Erste Abwicklungsanstalt:
0.5%, 5/29/2012	30,000,000	29,975,833
0.57%, 8/31/2012	15,500,000	15,463,188
0.6%, 5/21/2012	35,000,000	34,970,833
0.64%, 6/14/2012	25,000,000	24,967,111
0.64%, 9/28/2012	20,000,000	19,936,000
0.66%, 6/4/2012	50,000,000	49,941,333
0.68%, 5/23/2012	40,000,000	39,960,711
0.68%, 6/5/2012	64,000,000	63,921,422
0.69%, 5/24/2012	32,000,000	31,967,493
0.7%, 9/17/2012	50,000,000	49,835,694
0.71%, 4/11/2012	100,000,000	99,980,278
0.72%, 9/4/2012	29,800,000	29,707,024
0.75%, 4/10/2012	88,000,000	87,983,500
0.75%, 4/16/2012	60,000,000	59,981,250
0.75%, 4/18/2012	104,000,000	103,963,167
0.77%, 5/18/2012	70,000,000	69,929,631
0.8%, 8/13/2012	35,000,000	34,895,778
0.83%, 7/23/2012	98,200,000	97,944,162
0.83%, 8/2/2012	45,000,000	44,872,388
General Electric Capital Corp.:
0.19%, 5/29/2012	175,000,000	174,946,431
0.23%, 7/13/2012	50,000,000	49,967,097
0.24%, 6/21/2012	75,000,000	74,959,500
0.24%, 7/23/2012	60,000,000	59,954,800
0.28%, 7/2/2012	50,000,000	49,964,222
0.31%, 7/9/2012	100,000,000	99,914,750
General Electric Capital Services, Inc., 0.14%, 4/11/2012	50,000,000	49,998,056
Google, Inc., 0.1%, 5/17/2012	49,400,000	49,393,688
Hannover Funding Co., LLC:
0.55%, 4/3/2012	15,000,000	14,999,542
0.55%, 4/9/2012	44,000,000	43,994,622
0.55%, 4/10/2012	117,000,000	116,983,912
0.6%, 5/8/2012	74,500,000	74,454,058
ING (U.S.) Funding LLC:
0.185%, 4/4/2012	50,000,000	49,999,229
0.42%, 6/13/2012	41,000,000	40,965,082
0.465%, 5/10/2012	125,000,000	124,937,031
0.47%, 5/11/2012	50,000,000	49,973,889
Johnson & Johnson:
144A, 0.05%, 4/3/2012	10,000,000	9,999,972
144A, 0.05%, 5/8/2012	100,000,000	99,994,861
144A, 0.07%, 4/2/2012	280,000,000	279,999,433
144A, 0.07%, 5/1/2012	80,000,000	79,995,333
144A, 0.07%, 5/8/2012	57,400,000	57,395,870
144A, 0.08%, 4/2/2012	70,000,000	69,999,844
144A, 0.08%, 4/3/2012	40,000,000	39,999,822
144A, 0.09%, 5/1/2012	50,000,000	49,996,250
144A, 0.09%, 5/2/2012	60,000,000	59,995,350
Kells Funding LLC:
144A, 0.22%, 4/2/2012	600,000	599,996
144A, 0.37%, 4/10/2012	80,000,000	79,992,600
144A, 0.38%, 4/17/2012	25,000,000	24,995,778
144A, 0.59%, 8/23/2012	17,500,000	17,458,700
144A, 0.6%, 5/25/2012	50,000,000	49,955,000
144A, 0.611%, 4/25/2012	39,599,000	39,582,896
144A, 0.65%, 8/3/2012	43,000,000	42,903,728
144A, 0.66%, 8/21/2012	50,000,000	49,869,833
144A, 0.67%, 8/20/2012	50,000,000	49,868,792
144A, 0.67%, 8/21/2012	50,000,000	49,867,861
LMA Americas LLC, 144A, 0.3%, 4/5/2012	3,411,000	3,410,879
Mont Blanc Capital Corp., 144A, 0.37%, 5/8/2012	50,000,000	49,980,986

New York Life Capital Corp.:
144A, 0.12%, 4/5/2012	37,900,000	37,899,495
144A, 0.12%, 5/7/2012	10,000,000	9,998,800
144A, 0.12%, 5/14/2012	3,000,000	2,999,570
144A, 0.15%, 5/1/2012	5,000,000	4,999,375
144A, 0.15%, 5/3/2012	3,725,000	3,724,503
144A, 0.17%, 5/18/2012	40,000,000	39,991,122
Nieuw Amsterdam Receivables Corp., 144A, 0.2%, 4/2/2012	58,000,000	57,999,678
Nordea North America, Inc., 0.58%, 8/16/2012	60,945,000	60,810,481
NRW.Bank:
0.25%, 4/9/2012	90,000,000	89,995,000
0.29%, 6/5/2012	56,000,000	55,970,678
0.365%, 4/10/2012	30,000,000	29,997,263
Oversea-Chinese Banking Corp., Ltd., 0.54%, 4/11/2012	25,000,000	24,996,250
PepsiCo, Inc., 0.07%, 4/9/2012	25,000,000	24,999,611
Proctor & Gamble Co.:
0.07%, 5/4/2012	3,500,000	3,499,775
0.09%, 4/26/2012	100,000,000	99,993,750
0.09%, 4/30/2012	100,000,000	99,992,750
0.09%, 5/7/2012	10,000,000	9,999,100
0.1%, 4/9/2012	25,000,000	24,999,444
0.1%, 4/30/2012	15,000,000	14,998,792
0.11%, 4/5/2012	50,000,000	49,999,389
0.11%, 5/4/2012	30,000,000	29,996,975
0.11%, 5/16/2012	30,000,000	29,995,875
0.11%, 5/21/2012	23,000,000	22,996,486
0.12%, 4/2/2012	67,800,000	67,799,774
0.12%, 5/4/2012	128,000,000	127,985,920
0.13%, 4/12/2012	75,000,000	74,997,021
0.13%, 4/30/2012	80,000,000	79,991,622
0.14%, 6/4/2012	20,000,000	19,995,022
Salisbury Receivables Co., LLC:
144A, 0.19%, 4/3/2012	60,000,000	59,999,367
144A, 0.2%, 4/3/2012	58,000,000	57,999,356
SBAB Bank AB:
144A, 0.62%, 6/20/2012	50,000,000	49,931,111
144A, 0.67%, 5/31/2012	56,550,000	56,486,853
144A, 0.7%, 5/14/2012	50,000,000	49,958,194
144A, 0.7%, 5/16/2012	89,500,000	89,421,687
144A, 0.9%, 4/25/2012	50,000,000	49,970,000
144A, 0.9%, 4/30/2012	137,230,000	137,130,508
144A, 0.9%, 5/3/2012	100,000,000	99,920,000
144A, 0.92%, 4/3/2012	9,150,000	9,149,532
Skandinaviska Enskilda Banken AB:
0.39%, 4/23/2012	94,750,000	94,727,418
0.51%, 6/25/2012	50,000,000	49,939,792
Standard Chartered Bank:
0.43%, 4/13/2012	100,000,000	99,985,667
0.54%, 4/26/2012	144,000,000	143,946,000
0.6%, 6/6/2012	88,000,000	87,903,200
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	28,578,000	28,572,284
144A, 0.189%, 4/10/2012	52,196,000	52,193,521
144A, 0.19%, 4/18/2012	80,000,000	79,992,822
144A, 0.19%, 4/25/2012	60,118,000	60,110,385
Svenska Handelsbanken AB, 0.33%, 6/15/2012	110,000,000	109,924,375
Sydney Capital Corp., 144A, 0.25%, 6/14/2012	39,900,000	39,879,496
Unilever Capital Corp., 0.1%, 5/17/2012	2,000,000	1,999,744
UOB Funding LLC, 0.26%, 6/19/2012	100,000,000	99,942,944
Versailles Commercial Paper LLC, 144A, 0.42%, 4/10/2012	165,250,000	165,232,649
Victory Receivables Corp.:
144A, 0.18%, 4/16/2012	50,000,000	49,996,250
144A, 0.18%, 4/18/2012	35,000,000	34,997,025
144A, 0.23%, 4/9/2012	40,000,000	39,997,956
144A, 0.23%, 5/16/2012	50,000,000	49,985,625
Walt Disney Co., 0.09%, 4/24/2012	7,000,000	6,999,598
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,888,167
0.56%, 8/14/2012	15,000,000	14,968,500

		7,393,026,522
Issued at Par 2.8%
ASB Finance Ltd., 144A, 0.694% *, 2/1/2013	37,000,000	36,993,779
Atlantic Asset Securitization LLC, 144A, 0.35%, 4/27/2012	192,567,000	192,567,000
DnB Bank ASA, 144A, 0.403% *, 4/2/2012	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.392%*, 4/11/2012	282,900,000	282,899,308
144A, 0.522%*, 10/26/2012	25,000,000	25,000,000

		587,460,087

Total Commercial Paper (Cost $7,980,486,609)		7,980,486,609
Government & Agency Obligations 12.9%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.723%, 12/26/2012	12,485,000	12,544,165
Wells Fargo & Co., FDIC Guaranteed, 0.693%, 6/15/2012	10,200,000	10,215,307

		22,759,472
U.S. Government Sponsored Agencies 4.0%
Federal Farm Credit Bank, 0.018% **, 4/2/2012	80,000,000	79,999,978
Federal Home Loan Bank:
0.018% **, 4/2/2012	4,000,000	3,999,999
0.036% **, 4/9/2012	32,600,000	32,599,710
0.088% **, 5/23/2012	15,000,000	14,998,050
0.13%, 5/15/2012	26,500,000	26,498,319
0.159% **, 11/13/2012	24,000,000	23,975,893
0.16%, 4/30/2012	80,500,000	80,497,921
0.16%, 4/30/2012	22,820,000	22,819,578
0.19%, 2/27/2013	66,000,000	65,973,902
0.23%, 8/24/2012	15,670,000	15,672,574
0.27%, 7/6/2012	20,600,000	20,600,054
Federal Home Loan Mortgage Corp.:
0.058% **, 4/18/2012	50,000,000	49,998,583
0.088% **, 5/25/2012	20,000,000	19,997,300
0.119% **, 8/28/2012	60,000,000	59,970,200
0.129% **, 8/8/2012	80,000,000	79,962,733
0.129% **, 8/7/2012	100,000,000	99,953,778
0.17% **, 1/9/2013	25,000,000	24,966,590
Federal National Mortgage Association:
0.069% **, 6/18/2012	28,500,000	28,495,677
0.1% **, 10/15/2012	66,500,000	66,463,610
0.159% **, 10/1/2012	10,000,000	9,991,867
0.189% **, 10/1/2012	17,500,000	17,483,098

		844,919,414
U.S. Treasury Obligations 8.8%
U.S. Treasury Bills:
0.035% **, 5/17/2012	2,500,000	2,499,888
0.051% **, 4/19/2012	921,000	920,976
0.12% **, 8/16/2012	500,000,000	499,771,667
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,022,913
0.625%, 6/30/2012	84,924,000	85,029,111
0.625%, 7/31/2012	133,130,000	133,364,322
0.75%, 5/31/2012	212,478,000	212,706,693
1.5%, 7/15/2012	180,000,000	180,731,539
1.875%, 6/15/2012	250,000,000	250,920,861
4.75%, 5/31/2012	98,500,000	99,244,426
4.875%, 6/30/2012	342,512,000	346,554,918

		1,829,767,314

Total Government & Agency Obligations (Cost $2,687,230,893)		2,697,446,200
Short-Term Notes * 13.9%
Bank of Nova Scotia:
0.36%, 12/14/2012	120,000,000	120,000,000
0.38%, 11/9/2012	134,500,000	134,500,000
0.41%, 4/2/2012	32,500,000	32,500,000
0.45%, 6/11/2012	107,000,000	107,000,000
Bayerische Landesbank, 0.301%, 11/23/2012	40,000,000	40,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	315,000,000	314,994,849
Canadian Imperial Bank of Commerce:
0.321%, 4/26/2012	200,000,000	200,000,000
0.495%, 2/7/2013	25,000,000	25,000,000
0.73%, 5/4/2012	3,315,000	3,316,613
Coca-Cola Co., 0.552%, 5/15/2012	78,925,000	78,951,457
Commonwealth Bank of Australia:
144A, 0.502%, 3/1/2013	75,000,000	75,000,000
144A, 0.55%, 4/30/2012	40,000,000	40,000,000
144A, 0.706%, 11/26/2012	20,000,000	20,016,262
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.333%, 5/4/2012	125,000,000	125,000,000
144A, 0.61%, 4/16/2012	150,000,000	150,000,000
National Australia Bank Ltd., 0.501%, 3/8/2013	147,000,000	147,000,000
Nordea Bank Finland PLC:
0.737%, 9/13/2012	20,000,000	20,021,916
0.873%, 9/13/2012	50,000,000	50,054,918
Rabobank Nederland NV:
0.336%, 4/24/2012	133,000,000	133,000,000
0.391%, 8/16/2012	133,500,000	133,500,000
0.497%, 5/16/2012	50,000,000	50,000,000
0.574%, 12/21/2012	74,000,000	74,000,000
144A, 0.637%, 8/16/2014	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	106,200,000	106,200,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	80,000,000	80,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.332%, 5/9/2012	60,000,000	60,000,000
0.71%, 2/6/2013	49,000,000	49,000,000
144A, 1.111%, 10/23/2012	61,110,000	61,228,338

Total Short-Term Notes (Cost $2,895,999,660)		2,885,784,353
Time Deposits 10.3%
Barclays Bank PLC, 0.08%, 4/2/2012	450,000,000	450,000,000
Citibank NA:
0.12%, 4/2/2012	18,164,449	18,164,449
0.16%, 4/4/2012	325,000,000	325,000,000
DnB Bank ASA:
0.05%, 4/2/2012	550,000,000	550,000,000
0.26%, 5/10/2012	250,000,000	250,000,000
0.26%, 5/14/2012	100,000,000	100,000,000
Svenska Handelsbanken AB, 0.09%, 4/2/2012	459,405,000	459,405,000

Total Time Deposits (Cost $2,152,569,449)		2,152,569,449
Municipal Bonds and Notes 13.1%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.19% ***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Austin, TX, Water & Wastewater Systems Revenue, 0.17% ***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.3% ***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.39% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.39% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.31% ***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.39% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.31% ***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
BlackRock MuniYield Quality Fund III, Inc., 144A, AMT, 0.33% ***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
Calhoun County, TX, Navigation Industrial Development Authority, Formosa Plastics Corp. Project, Series C, 144A, AMT, 0.21% ***, 9/1/2031, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Calhoun, TX, Port Authority, Environmental Facilities Revenue, Formosa Plastics Corp. Project, Series B, 144A, AMT, 0.21% ***, 9/1/2041, LOC: Sumitomo Mitsui Banking	21,300,000	21,300,000
California, RBC Municipal Products, Inc., Series E-24, 144A, 0.23% ***, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
California, Wells Fargo Stage Trusts:
Series 16C, 144A, 0.19% ***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19% ***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,275,000	28,275,000
Series 25C, 144A, 0.19% ***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Charlotte, NC, Certificates of Participation, Series D, 0.3% ***, 6/1/2035, LOC: Bank of America NA (a)	15,550,000	15,550,000
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 0.26% ***, 1/1/2028, LOC: Bank of America NA (a)	99,000,000	99,000,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.21% ***, 1/1/2021, LOC: Bank of Montreal (a)	22,000,000	22,000,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.19% ***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-2, 0.14% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	10,185,000	10,185,000
"I", Series B-1, 0.17% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	18,935,000	18,935,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.22% ***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.2% ***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.2% ***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Covina, CA, Redevelopment Agency, Multi-Family Housing, ShadowHills Apartments, Inc., Series A, 0.16% ***, 12/1/2015, LIQ: Fannie Mae	12,825,000	12,825,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.24% ***, 4/15/2049, LIQ: Federal Home Loan Bank	15,000,000	15,000,000
Eclipse Funding Trust, Solar Eclipse, Springfield, IL Electric Revenue, Series 2006-0007, 144A, 0.17% ***, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	22,535,000	22,535,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.19% ***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.18% ***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.19% ***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18% ***, 10/1/2036, LOC: Branch Banking & Trust	11,040,000	11,040,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.19% ***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, State Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-1, 0.2% ***, 7/1/2033, LOC: JPMorgan Chase Bank NA	14,300,000	14,300,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.2% ***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Houston, TX, Airport Systems Revenue, 0.18% ***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.19% ***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA (a)	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.19% ***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,865,000	15,865,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.18% ***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, State Toll Highway Authority, Series A-1A, 0.25% ***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank NA	50,000,000	50,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.2% ***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Finance Authority Hospital Revenue, Indiana University Health:
Series A, 0.16% ***, 3/1/2033, LOC: Northern Trust Co.	9,710,000	9,710,000
Series J, 0.21% ***, 3/1/2033, LOC: JPMorgan Chase Bank NA (a)	19,730,000	19,730,000
Series K, 0.21% ***, 3/1/2033, LOC: JPMorgan Chase Bank NA (a)	19,595,000	19,595,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17% ***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Municipal Power Agency, Series A, 0.19% ***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.2% ***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,750,000	16,750,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.25% ***, 7/1/2033, LOC: Mizuho Corporate Bank (a)	9,300,000	9,300,000
Kansas City, MO, Special Obligation, H. Roe Bartle, Series E, 0.19% ***, 4/15/2034, LOC: Sumitomo Mitsui Banking	34,300,000	34,300,000
Kentucky, State Higher Education Student Loan Corp. Revenue, Series A-3, 0.27% ***, 6/1/2038, LOC: Bank of America NA, State Street Bank & Trust Co. (a)	17,400,000	17,400,000
Kentucky, State Housing Corp. Revenue, Series O, 0.23% ***, 1/1/2036, SPA: State Street Bank & Trust Co. (a)	19,160,000	19,160,000
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series R-12322, 144A, 0.21% ***, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	22,660,000	22,660,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.2% ***, 6/1/2028, LOC: JPMorgan Chase Bank NA	44,550,000	44,550,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.2% ***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,310,000	17,310,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.21% ***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.16% ***, 9/1/2041, LOC: TD Bank NA	10,230,000	10,230,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.24% ***, 10/1/2034, LOC: Bank of America NA (a)	13,410,000	13,410,000
Massachusetts, State Water Resources Authority, Series C-2, 0.17% ***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.17% ***, 9/1/2050, LOC: PNC Bank NA (a)	25,000,000	25,000,000
Series C, 0.18% ***, 9/1/2050, LOC: Bank of Montreal (a)	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.19% ***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.22% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.23% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Strategic Fund Limited Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.19% ***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.2% ***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.26% ***, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.19% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.16% ***, 12/1/2043, LOC: U.S. Bank NA (a)	11,500,000	11,500,000
Missouri, State Health & Educational Facilities Authority, Ascension Health, Series C-3, 0.17% ***, 11/15/2039	14,000,000	14,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.22% ***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18% ***, 12/1/2032, LOC: Royal Bank of Canada (a)	23,508,000	23,508,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.21% ***, 7/1/2038, LOC: JPMorgan Chase Bank NA (a)	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2% ***, 4/1/2034, LOC: Royal Bank of Canada	18,100,000	18,100,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.2% ***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.2% ***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.32% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series B, 0.17% ***, 5/1/2042, GTY: New Hyde Park Realty LP, LOC: Wachovia Bank NA	40,600,000	40,600,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-1, 0.18% ***, 1/1/2033, LOC: CA Public Employees Retirement System	14,300,000	14,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.2% ***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.22% ***, 6/15/2044, LIQ: Citibank NA (a)	8,000,000	8,000,000
New York, NY, General Obligation, Series E-3, 0.16% ***, 8/1/2034, LOC: Bank of America NA	80,200,000	80,200,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Health Care Systems Revenue, Series H, 0.14% ***, 1/15/2045, LOC: Wells Fargo Bank NA	40,940,000	40,940,000
Nuveen Arizona Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.22% ***, 8/1/2014, LIQ: Citibank NA (a)	27,900,000	27,900,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.22% ***, 8/1/2014, LIQ: Citibank NA (a)	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.34% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.2% ***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.2% ***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.16% ***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.19% ***, 5/1/2036, LOC: U.S. Bank NA	10,595,000	10,595,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.22% ***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Francisco City & County, CA, Airports Commission, Series A-1, AMT, 0.18% ***, 5/1/2030, LOC: JPMorgan Chase Bank NA	28,375,000	28,375,000
San Jose, CA, Financing Authority, Series E2, 0.14% ***, 6/1/2025, LOC: U.S. Bank NA (a)	12,455,000	12,455,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.19% ***, 6/1/2025, LOC: U.S. Bank NA (a)	40,985,000	40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.17% ***, 6/1/2025, LOC: Bank of America NA (a)	12,460,000	12,460,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 144A, 0.19% ***, 7/1/2015, LOC: Barclays Bank PLC	14,950,000	14,950,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.23% ***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, State General Obligation:
Series E, 0.2% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA (a)	19,000,000	19,000,000
Series E, 0.2% ***, 6/1/2032, LOC: Sumitomo Mitsui Banking (a)	24,435,000	24,435,000
Series B, AMT, 0.2% ***, 6/1/2038, SPA: JPMorgan Chase Bank NA	36,070,000	36,070,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.2% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.2% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	185,775,000	185,775,000
Texas, University of Houston Revenues, Consolidated Systems, 0.15% ***, 2/15/2024	7,845,000	7,845,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.2% ***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.24% ***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of New Mexico, Systems Improvement Revenues, 0.18% ***, 6/1/2026, SPA: JPMorgan Chase Bank NA	33,625,000	33,625,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21% ***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.23% ***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.2% ***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,360,000	10,360,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.21% ***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.17% ***, 3/1/2033, LOC: Fannie Mae, Freddie Mac (a)	13,190,000	13,190,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.15% ***, 6/1/2039, LOC: U.S. Bank NA	23,000,000	23,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.15% ***, 8/15/2028, LOC: BMO Harris Bank NA	9,095,000	9,095,000

Total Municipal Bonds and Notes (Cost $2,734,678,000)		2,734,678,000
Repurchase Agreements 4.8%
Barclays Capital PLC, 0.22%, dated 3/30/2012, to be repurchased at $100,001,833 on 4/2/2012 (b)	100,000,000	100,000,000
BNP Paribas, 0.05%, dated 3/30/2012, to be repurchased at $263,435,084 on 4/2/2012 (c)	263,433,986	263,433,986
Citigroup Global Markets, Inc., 0.14%, dated 3/28/2012, to be repurchased at $19,000,517 on 4/4/2012 (d)	19,000,000	19,000,000
JPMorgan Securities, Inc, 0.05%, dated 3/30/2012, to be repurchased at $47,458,276 on 4/2/2012 (e)	47,458,078	47,458,078
JPMorgan Securities, Inc, 0.22%, dated 3/30/2012, to be repurchased at $100,001,833 on 4/2/2012 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 3/30/2012, to be repurchased at $38,476,486 on 4/2/2012 (g)	38,476,358	38,476,358
Merrill Lynch & Co., Inc., 0.12%, dated 3/30/2012, to be repurchased at $378,003,780 on 4/2/2012 (h)	378,000,000	378,000,000
Morgan Stanley & Co., Inc., 0.15%, dated 3/30/2012, to be repurchased at $31,566,409 on 4/2/2012 (i)	31,566,014	31,566,014
The Goldman Sachs & Co., 0.15%, dated 3/30/2012, to be repurchased at $22,000,275 on 4/2/2012 (j)	22,000,000	22,000,000

Total Repurchase Agreements (Cost $999,934,436)		999,934,436

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,831,986,088) †	99.9	20,831,986,088
Other Assets and Liabilities, Net	0.1	22,914,361

Net Assets	100.0	20,854,900,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2012.

†	The cost for federal income tax purposes was $20,831,986,088.
(a)	Taxable issue.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200,000	African Development Bank	0.686	7/22/2012	200,283
4,250,000	Australia & New Zealand Banking Group Ltd.	2.4	11/23/2016	4,340,511
1,001,000	Bank Nederlandse Gemeenten	1.375-2.5	3/23/2015-1/11/2016	1,007,123
24,000,000	Bank of Nova Scotia	1.05-2.15	3/20/2015-3/22/2017	24,016,985
330,000	Bank of Scotland PLC	5.25	2/21/2017	360,118
12,500,000	Cie de Financement Foncier	2.25	3/7/2014	12,652,969
4,000,000	Commonwealth Bank of Australia	2.25	3/16/2017	4,022,900
12,561,085	European Bank for Reconstructiares on & Development	3.625	6/17/2013	13,165,920
500,000	European Investment Bank	2.125	3/15/2019	501,040
4,888,000	Fosse Master Issuer PLC	1.866	10/18/2054	4,910,787
36,379	Gracechurch Mortgage Financing PLC	0.593	11/20/2056	44,040
18,000,000	International Bank for Reconstruction & Development	Zero Coupon	5/1/2030	8,667,900
8,724,000	KFW	4.0	10/15/2013	9,353,291
267,000	Landwirtschaftliche Rentenbank	1.875-3.125	9/24/2012-7/15/2015	282,369
575,000	National Bank of Canada	2.2	10/19/2016	598,856
60,000	Nederlandse Waterschapsbank NV	2.125	6/16/2016	60,948
11,500,000	Nordea Eiendomskreditt AS	1.875	4/7/2014	11,846,155
15,000	Northern Rock Asset Management PLC	5.625	6/22/2017	16,283
2,500,000	Swedbank Hypotek AB	2.375	4/5/2017	2,522,105
47,000	Temasek Financial I Ltd.	4.3	10/25/2019	52,111
4,087,000	Yale University	2.9	10/15/2014	4,377,307
Total Collateral Value				103,000,001

(c)	Collateralized by $241,987,700 U.S. Treasury Notes, with the various coupon rates from 0.625-4.5%, with the various maturity dates of 7/15/2014-11/15/2015 with a value of $268,702,736.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,500	U.S. Treasury Inflation Indexed Note	1.875	7/15/2013	5,868
18,094,500	U.S. Treasury Note	2.5	3/31/2015	19,379,602
Total Collateral Value				19,385,470

(e)	Collateralized by $51,491,275 U.S. Treasury STRIPS, with the various maturity dates of 2/15/2014-8/15/2017 with a value of $48,408,702.

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,798,000	Access Group, Inc.	0.96	7/25/2034	2,017,888
6,201,380	Ameriquest Mortgage Securities, Inc.	1.517	8/25/2033	5,092,807
256,496	Centex Home Equity	5.08	5/25/2032	263,580
899,035	Chase Funding Loan Acquisition Trust	5.5	8/25/2034	110,580
17,158	Chase Funding Mortgage Loan Asset-Backed Certificates	0.822	11/25/2034	14,581
18,358,197	CIT Education Loan Trust	0.564	3/25/2042	16,548,060
166,564	CIT Group Home Equity Loan Trust	3.93	3/20/2032	166,398
7,927,000	Citifinancial Mortgage Securities, Inc.	4.57	4/25/2034	7,207,881
1,786,841	GSAMP Trust	0.692	10/25/2034	1,319,025
10,000,000	Merrill Lynch Mortgage Investors, Inc.	0.442	8/25/2036	8,074,393
261,509	Residential Asset Mortgage Products, Inc.	4.97	9/25/2033	267,646
1,113,056	Residential Funding Mortgage Securities II, Inc.	5.66	9/25/2035	1,090,450
4,387,367	SLC Student Loan Trust	3.74	7/15/2042	1,918,562
54,230,000	SLM Student Loan Trust	0.744-1.442	6/15/2033-12/15/2039	42,506,671
22,409,788	Wachovia Loan Trust	0.602	5/25/2035	17,404,492
Total Collateral Value				104,003,014

(g) Collateralized by $39,321,400 U.S. Treasury Note, 0.125%, maturing on 9/30/2013 with a value of $39,245,965.
(h) Collateralized by $362,154,500 U.S. Treasury Note, 2.25%, maturing on 11/30/2017 with a value of $385,560,011.
(i) Collateralized by $29,920,345 Federal National Mortgage Association, with the various coupon rates from 5.0-5.5%, with the various maturity dates of 11/1/2038-5/1/2041 with a value of $32,512,995.
(j) Collateralized by $21,410,926 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.0-4.0%, with the various maturity dates of 3/1/2027-11/1/2040 with a value of $22,440,001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(k)	$—	$19,832,051,652	$—	$19,832,051,652
Repurchase Agreements	—	999,934,436	—	999,934,436
Total	$—	$20,831,986,088	$—	$20,831,986,088

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012